Notes Receivable, net and Other (Other Consideration) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Receivables with Imputed Interest [Line Items]
Imputed Interest Rate	7.00%	7.00%
Other Assets, Net Amount	$ 4,751	$ 4,751
Future ownership rights of parking parcel
Receivables with Imputed Interest [Line Items]
Other Assets, Face Amount	4,100	4,100
Other Assets, Imputed Interest	145	72
Other Assets, Net Amount	4,245	4,172
Free use of parking easement prior to development commencement
Receivables with Imputed Interest [Line Items]
Other Assets, Face Amount	235	235
Accumulated amortization	(235)	(118)
Other Assets, Net Amount	0	117
Reimbursement of parking fees while parking parcel is in development
Receivables with Imputed Interest [Line Items]
Other Assets, Face Amount	462	462
Accumulated amortization	0	0
Other Assets, Net Amount	$ 462	$ 462